UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Patient Opportunity Trust
Class A | LGOAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X652

Patient Opportunity Trust
Class C | LMOPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$134	2.57%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X645

Patient Opportunity Trust
Class FI | LMOFX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$97	1.86%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X637

Patient Opportunity Trust
Class I | LMNOX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.54%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X611

Patient Opportunity Trust
Class IS | MVISX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$77	1.48%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X595

Patient Opportunity Trust
Class R | LMORX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$108	2.06%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,439,831,998
Number of Holdings	40
Portfolio Turnover	12%
Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer Discretionary	33.1%
Financials	21.1%
Communication Services	15.6%
Health Care	14.1%
Energy	10.9%
Industrials	6.0%
Information Technology	4.3%
Cash & Other	-5.1%

Top 10 Issuers	(%)
Amazon.com Inc.	6.7%
Alphabet Inc.	6.0%
Citigroup Inc.	5.7%
Expedia Group Inc.	4.8%
Energy Transfer LP	4.7%
Meta Platforms Inc.	4.4%
NVIDIA Corp.	4.3%
General Motors Co.	4.2%
IAC, Inc.	4.1%
OneMain Holdings Inc.	4.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://patientcapitalmanagement.com/opportunity-trust
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Patient Capital Management, LLC documents not be householded, please contact Patient Capital Management, LLC at 800-655-0324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Patient Capital Management, LLC or your financial intermediary.
Patient Opportunity Trust	PAGE 1	TSR-SAR-00777X629

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Patient Opportunity Trust
Financial Statements
June 30, 2024 (Unaudited)

Patient Opportunity Trust
Schedule of Investments
June 30, 2024 (Unaudited)

Security	Shares	Value
Common Stocks - 105.1%
Communication Services - 15.6%
Interactive Media & Services - 14.5%
Alphabet Inc., Class A(d)	475,000	$86,521,250
IAC, Inc.(a)(d)	1,246,643	58,405,225
Meta Platforms Inc., Class A(d)	125,000	63,027,500
Total Interactive Media & Services		207,953,975
Media - 1.1%
S4 Capital Plc(a)(c)	30,000,000	16,003,438
Total Communication Services		223,957,413
Consumer Discretionary - 33.1%
Automobiles - 4.2%
General Motors Co.(d)	1,300,000	60,398,000
Broadline Retail - 9.5%
Alibaba Group Holding Ltd., ADR	575,000	41,400,000
Amazon.com Inc.(a)(d)	500,000	96,625,000
Total Broadline Retail		138,025,000
Hotels, Restaurants & Leisure - 10.4%
Everi Holdings, Inc.(a)	900,000	7,560,000
Expedia Group Inc.(a)(d)	550,000	69,294,500
Norwegian Cruise Line Holdings Ltd.(a)	2,200,000	41,338,000
Travel Plus Leisure Co.	700,000	31,486,000
Total Hotels, Restaurants & Leisure		149,678,500
Leisure Products - 3.2%
Mattel Inc.(a)(d)	2,000,000	32,520,000
Peloton Interactive Inc., Class A(a)	4,000,000	13,520,000
Total Leisure Products		46,040,000
Textiles, Apparel & Luxury Goods - 5.8%
Canada Goose Holdings Inc.(a)(c)	3,000,000	38,790,000
Crocs, Inc.(a)	300,000	43,782,000
Total Textiles, Apparel & Luxury Goods		82,572,000
Total Consumer Discretionary		476,713,500
Energy - 10.9%
Energy Equipment & Services - 2.5%
Seadrill Ltd.(a)	700,000	36,050,000
Oil, Gas & Consumable Fuels - 8.4%
Chesapeake Energy Corp.	185,000	15,205,150
Energy Transfer LP(d)	4,200,000	68,124,000
Kosmos Energy Ltd.(a)	7,000,000	38,780,000
Total Oil, Gas & Consumable Fuels		122,109,150
Total Energy		158,159,150

Security	Shares	Value
Financials - 21.1%
Banks - 8.6%
Citigroup Inc.(d)	1,300,000	$82,498,000
JPMorgan Chase & Co.	100,000	20,226,000
Western Alliance Bancorp	340,000	21,358,800
Total Banks		124,082,800
Capital Markets - 5.5%
Coinbase Global Inc., Class A(a)	140,000	31,112,200
UBS Group AG(d)	1,600,000	47,264,000
Total Capital Markets		78,376,200
Consumer Finance - 5.4%
OneMain Holdings Inc.(d)	1,200,000	58,188,000
SoFi Technologies Inc.(a)	3,000,000	19,830,000
Total Consumer Finance		78,018,000
Financial Services - 1.6%
Fiserv Inc.(a)	150,000	22,356,000
Total Financials		302,833,000
Health Care - 14.1%
Biotechnology - 5.9%
Biogen, Inc.(a)	200,000	46,364,000
Precigen Inc.(a)(c)	14,499,786	22,909,662
PureTech Health Plc(a)	6,870,011	15,892,350
Total Biotechnology		85,166,012
Health Care Providers & Services - 2.3%
CVS Health Corp.	575,000	33,959,500
Life Sciences Tools & Services - 2.4%
Illumina, Inc.(a)	325,000	33,923,500
Pharmaceuticals - 3.5%
Green Thumb Industries Inc.(a)	1,700,000	20,383,000
Royalty Pharma PLC, Class A	1,100,000	29,007,000
Total Pharmaceuticals		49,390,000
Total Health Care		202,439,012
Industrials - 6.0%
Passenger Airlines - 6.0%
Delta Air Lines Inc.(d)	1,000,000	47,440,000
United Airlines Holdings Inc.(a)	800,000	38,928,000
Total Passenger Airlines		86,368,000
Total Industrials		86,368,000
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 4.3%
NVIDIA Corp.	500,000	61,770,000
Total Information Technology		61,770,000
Total Common Stocks (Cost - $1,243,500,148)		1,512,240,075

The accompanying notes are an integral part of these financial statements.

1

Patient Opportunity Trust
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

Security			Face Amounts	Value
Investment Funds - 0.1%
Pangaea One, LP(a)(b)(c)(e)				$1,817,708
Total Investment Funds (Cost - $27,415,330)				1,817,708
	Rate	Maturity Date	Shares
Warrants - 0.0%
Alaunos Therapeutics Inc.(a)(b)(e)	$7.00	7/30/2024	252,525	—
Total Warrants (Cost - $1,177,758)				—
Total Investments - 105.2% (Cost - $1,272,093,236)				1,514,057,783
Liabilities in Excess of Other Assets - (5.2)%				(74,225,785)
Total Net Assets - 100.0%				$1,439,831,998

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
ADR - American Depositary Receipt
LP - Limited Partnership
Plc - Public Limited Company
(a)	Non-income producing security.
(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2024, the total cost of investments in Affiliated Companies was $141,633,036 and the market value was $79,520,808. (See Note 8).

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(e)	Restricted security.
The accompanying notes are an integral part of these financial statements.

2

Patient Opportunity Trust
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,172,918,420)	$1,434,538,091
Investments in affiliated securities, at value (Cost $141,633,036)	79,520,808
Cash	5,950,617
Receivable for Fund shares sold	1,627,170
Dividends and interest receivable	1,160,000
Prepaid expenses	43,158
Total assets	1,522,839,844
Liabilities:
Line of credit payable (Note 6)	80,000,000
Payable for Fund shares repurchased	969,582
Interest payable	221,126
Investment management fee payable	906,758
Distribution and service fees payable	464,831
Accrued other expenses	445,549
Total liabilities	83,007,846
Total Net Assets	$1,439,831,998
Net Assets:
Paid-in capital	$1,368,595,498
Total accumulated loss	71,236,500
Total net assets	$1,439,831,998
Net Assets:
Class A	$689,242,705
Class C	64,374,652
Class FI	7,664,804
Class I	674,696,360
Class IS	607,808
Class R	3,245,669
Shares Outstanding:
Class A	20,727,916
Class C	2,177,522
Class FI	222,862
Class I	18,237,933
Class IS	16,395
Class R	98,759
Net Asset Value:
Class A (and redemption price)	$33.25
Class C (redemption price* and offering price per share)	29.56
Class FI (redemption price and offering price per share)	34.39
Class I (redemption price and offering price per share)	36.99
Class IS (redemption price and offering price per share)	37.07
Class R (redemption price and offering price per share)	32.86
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	35.28

*	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).
The accompanying notes are an integral part of these financial statements.

3

Patient Opportunity Trust
Statement of Operation
For the Six Months Ended June 30, 2024 (Unaudited)

Investment Income:
Dividends from unaffiliated investments (Net of foreign tax of $84,000)	$9,535,025
Interest	65,360
Total investment income	9,600,385
Expenses:
Investment management fee (Note 3)	5,396,351
Interest expense (Note 6)	4,259,738
Distribution fees (Note 5)	1,185,204
Shareholder servicing fee (Note 5)	477,907
Administration and fund accounting fees (Note 3)	442,369
Transfer agent expenses (Note 3)	175,960
Registration fees	87,324
Shareholder reports	58,240
Custody fees (Note 3)	53,050
Legal fees	15,540
Insurance	14,287
Audit and tax fees	11,500
Compliance fees (Note 3)	9,282
Trustees’ fees (Note 3)	8,200
Miscellaneous expenses	3,102
Total expenses	12,198,054
Less: Expenses Waived and Reimbursed by the Advisor (Note 3)	(173,004)
Net expenses	12,025,050
Net investment loss	(2,424,665)
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain from:
Investments in unaffiliated securities	72,332,362
Investments in affiliated securities	(847,464)
Net realized gain	71,484,898
Net change in unrealized appreciation (depreciation) from:
Investments in unaffiliated securities	64,730,283
Investments in affiliated securities	3,398,351
Net change in unrealized appreciation (depreciation)	68,128,634
Net gain on investments	139,613,532
Increase in Net Assets from Operations	$137,188,867

The accompanying notes are an integral part of these financial statements.

4

Patient Opportunity Trust Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
Operations:
Net investment loss	$(2,424,665)	$(6,541,020)
Net realized gain	71,484,898	29,229,884
Change in unrealized appreciation (depreciation)	68,128,634	390,819,409
Increase in net assets from operations	137,188,867	413,508,273
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	39,556,907	1,283,005,869
Cost of shares repurchased	(117,002,852)	(1,447,637,990)
Decrease in net assets from fund share transactions	(77,445,945)	(164,632,121)
Increase in Net Assets	59,742,922	248,876,152
Net Assets:
Beginning of period	1,380,089,076	1,131,212,924
End of period	$1,439,831,998	$1,380,089,076

The accompanying notes are an integral part of these financial statements.

5

PATIENT OPPORTUNITY TRUST
Statement of cash flows
For the Six Months Ended June 30, 2024

Cash Flow from Operating Activities
Net increase in net assets from operations	$137,188,867
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investment in unaffiliated securities	(181,785,400)
Purchases of investment in affiliated securities	(7,130,216)
Sales of investments in unaffiliated securities	370,396,080
Sales of investments in affiliated securities	2,475,318
Accretion of discount	(57,439)
Decrease in receivable for securities sold	14,343,361
Increase in receivable for fund shares sold	(1,079,203)
Increase in dividends and interest receivable	(445,972)
Decrease in prepaid expenses	44,977
Decrease in payable for securities purchased	(7,685,904)
Decrease in payable for fund shares repurchased	(459,792)
Decrease in investment management fee payable	115,968
Increase in distribution and service fees payable	78,867
Decrease in accrued other expenses	(122,285)
Net realized gain on unaffiliated investments	(72,332,362)
Net realized loss on affiliated investments	847,464
Net change in unrealized appreciation on unafilliated investments	(64,730,283)
Net change in unrealized depreciation on afilliated investments	(3,398,351)
Net cash provided by operating activities	186,263,695
Cash Flow from Financing Activities
Decrease in loan payable	(103,000,000)
Decrease in interest payable	(702,837)
Proceeds from shares sold	39,556,907
Payment on shares redeemed	(117,002,852)
Net cash used for financing activities	(181,148,782)
Net Increase in cash	5,114,913
Cash at beginning of period	835,704
Cash at end of period	$5,950,617
Supplemental Disclosure of Cash Flow Information
Interest Paid	$4,259,738

The accompanying notes are an integral part of these financial statements.

6

Patient Opportunity Trust
Financial highlights
Class A Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.18	$21.67	$38.25	$39.99	$28.85	$21.54
Income (loss) from operations:
Net investment income (loss)[1]	(0.07)	(0.15)	(0.17)	(0.07)	(0.01)	—[2]
Net realized and unrealized gain (loss)	3.14	8.66	(13.53)	(1.22)	11.15	7.31
Total income (loss) from operations	3.07	8.51	(13.70)	(1.29)	11.14	7.31
Less distributions from:
Net investment income	—	—	(0.06)	—	—	—
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(2.88)	(0.45)	—	—
Net asset value, end of period	$33.25	$30.18	$21.67	$38.25	$39.99	$28.85
Total return[3]	10.07%	39.27%	(36.09)%	(3.24)%	38.61%	33.94%
Net assets, end of period (000s)	$689,243	$650,429	$512,731	$874,473	$941,942	$705,372
Ratios to average net assets:
Gross expenses[4]	1.81%[6]	2.12%	1.53%	1.21%	1.28%	1.47%
Net expenses[4]	1.80[5,6]	2.11[5]	1.52[5]	1.21[5]	1.28[5]	1.47[5]
Net investment income (loss)	(0.43)[6]	(0.60)	(0.59)	(0.17)	(0.04)	0.02
Portfolio turnover rate	12%[7]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount is less than $0.01 per share.
[3]
Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[5]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.20% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.61% (annualized) for the period ended June 30, 2024, 0.92%, 0.33%, 0.05%, 0.10% and 0.28% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively. Excluding interest, the net expense ratios were 1.19% (annualized) for the period ended June 2024, 1.19%, 1.19%, 1.16%, 1.18% and 1.19%for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively (See Note 3).

[6]	Annualized.
[7]	Not annualized.
The accompanying notes are an integral part of these financial statements.

7

Patient Opportunity Trust
Financial highlights
Class C Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.93	$19.50	$35.02	$36.92	$26.84	$20.19
Income (loss) from operations:
Net investment loss[1]	(0.17)	(0.31)	(0.37)	(0.37)	(0.23)	(0.29)
Net realized and unrealized gain (loss)	2.80	7.74	(12.33)	(1.08)	10.31	6.94
Total income (loss) from operations	2.63	7.43	(12.70)	(1.45)	10.08	6.65
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(2.82)	(0.45)	—	—
Net asset value, end of period	$29.56	$26.93	$19.50	$35.02	$36.92	$26.84
Total return[2]	9.69%	38.10%	(36.57)%	(3.95)%	37.56%	32.94%
Net assets, end of period (000s)	$64,375	$71,345	$71,844	$152,662	$204,214	$216,364
Ratios to average net assets:
Gross expenses[3]	2.58%[5]	2.88%	2.26%	1.95%	2.03%	2.22%
Net expenses[3]	2.57[4,5]	2.87[4]	2.26[4]	1.95[4]	2.03[4]	2.22[4]
Net investment loss	(1.21)[5]	(1.37)	(1.35)	(0.89)	(0.88)	(1.25)
Portfolio turnover rate	12%[6]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.97% and established at the class level (inclusive of 12b-1 and shareholder servicing fees).Interest expenses were 0.61% (annualized) for the period ended June 30, 2024, 0.92%, 0.33%, 0.05%, 0.10% and 0.28% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019 , respectively. Excluding interest, the net expense ratios were 1.96% (annualized) for the period ended June 2024 1.95%, 1.93%, 1.90%, 1.93% and 1.94% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively (See Note 3).

[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

8

Patient Opportunity Trust
Financial highlights
Class FI Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.22	$22.43	$39.38	$41.19	$29.74	$22.22
Income (loss) from operations:
Net investment loss[1]	(0.08)	(0.17)	(0.21)	(0.11)	(0.05)	(0.09)
Net realized and unrealized gain (loss)	3.25	8.96	(13.92)	(1.25)	11.50	7.61
Total income (loss) from operations	3.17	8.79	(14.13)	(1.36)	11.45	7.52
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(2.82)	(0.45)	—	—
Net asset value, end of period	$34.39	$31.22	$22.43	$39.38	$41.19	$29.74
Total return[2]	10.06%	39.19%	(36.15)%	(3.32)%	38.50%	33.84%
Net assets, end of period (000s)	$7,665	$7,967	$7,033	$14,291	$14,458	$14,026
Ratios to average net assets:
Gross expenses[3]	1.87%[5]	2.17%	1.60%	1.29%	1.35%	1.53%
Net expenses[3]	1.86[4,5]	2.16[4]	1.60[4]	1.29[4]	1.35[4]	1.53[4]
Net investment loss	(0.49)[5]	(0.65)	(0.67)	(0.24)	(0.19)	(0.34)
Portfolio turnover rate	12%[6]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.26% and established at the class level (inclusive of 12b-1 and shareholder servicing fees).Interest expenses were 0.61% (annualized) for the period ended June 30, 2024, 0.92%, 0.33%, 0.05%, 0.10% and 0.28% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively. Excluding interest, the net expense ratios were 1.25% (annualized) for the priod ended June 30, 2024,1.24, 1.27%, 1.24%, 1.25% and 1.25% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively (See Note 3).

[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

9

Patient Opportunity Trust
Financial highlights
Class I Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.53	$24.02	$41.95	$43.73	$31.48	$23.44
Income (loss) from operations:
Net investment income (loss)[1]	(0.03)	(0.10)	(0.11)	0.02	0.07	0.01
Net realized and unrealized gain (loss)	3.49	9.61	(14.85)	(1.33)	12.18	8.03
Total income (loss) from operations	3.46	9.51	(14.96)	(1.31)	12.25	8.04
Less distributions from:
Net investment income	—	—	(0.15)	(0.02)	—	—
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(2.97)	(0.47)	—	—
Net asset value, end of period	$36.99	$33.53	$24.02	$41.95	$43.73	$31.48
Total return[2]	10.23%	39.59%	(35.92)%	(3.01)%	38.91%	34.30%
Net assets, end of period (000s)	$674,696	$646,120	$535,204	$1,135,832	$1,077,438	$736,467
Ratios to average net assets:
Gross expenses[3]	1.57%[5]	1.88%	1.27%	0.98%	1.04%	1.23%
Net expenses[3]	1.54[4,5]	1.85[4]	1.25[4]	0.98[4]	1.03[4]	1.21[4]
Net investment income (loss)	(0.17)[5]	(0.34)	(0.33)	0.05	0.23	0.02
Portfolio turnover rate	12%[6]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Separately, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93% for Class I.Interest expenses were 0.61% (annualized) for the period ended June 30, 2024 0.92%, 0.33%, 0.05%, 0.10% and 0.28% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.Excluding interest, the net expense ratios were 0.93% (annualized) for the period ended June 30, 2024, 0.93%, 0.92%, 0.93%, 0.93% and 0.93% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019 (See Note 3).

[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

10

Patient Opportunity Trust
Financial highlights
Class IS Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.59	$24.04	$42.05	$43.82	$31.52	$23.44
Income (loss) from operations:
Net investment income (loss)[1]	(0.02)	(0.10)	(0.07)	0.07	0.08	0.23
Net realized and unrealized gain (loss)	3.50	9.65	(14.92)	(1.35)	12.22	7.85
Total gain (loss) from operations	3.48	9.55	(14.99)	(1.28)	12.30	8.08
Less distributions from:
Net investment income	—	—	(0.20)	(0.04)	—	—
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(3.02)	(0.49)	—	—
Net asset value, end of period	$37.07	$33.59	$24.04	$42.05	$43.82	$31.52
Total return[2]	10.27%	39.73%	(35.90)%	(2.93)%	39.02%	34.47%
Net assets, end of period (000s)	$608	$570	$1,146	$795	$734	$605
Ratios to average net assets:
Gross expenses[3]	1.49%[5]	1.78%	1.30%	0.90%	0.97%	1.13%
Net expenses[3]	1.48[4,5]	1.77[4]	1.29[4]	0.90[4]	0.96[4]	1.09[4]
Net investment income (loss)	(0.12)[5]	(0.34)	(0.23)	0.14	0.25	0.81
Portfolio turnover rate	12%[6]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 0.83% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). Interest expenses were 0.61% (annualized) for the period ended June 30, 2024, 0.89%, 0.33%, 0.05%, 0.10% and 0.26% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.Excluding interest, the net expense ratios were 0.87% (annualized) for the period ended June 2024, 0.88%, 0.96%, 0.85%, 0.86% and 0.83% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively (see Note 3).

[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

11

Patient Opportunity Trust
Financial highlights
Class R Shares
For a Capital share outstanding throughout each period presented:

	For Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.87	$21.50	$37.99	$39.82	$28.81	$21.57
Income (loss) from operations:
Net investment loss[1]	(0.11)	(0.22)	(0.27)	(0.20)	(0.09)	(0.14)
Net realized and unrealized gain (loss)	3.10	8.59	(13.40)	(1.18)	11.10	7.38
Total income (loss) from operations	2.99	8.37	(13.67)	(1.38)	11.01	7.24
Less distributions from:
Net realized gain	—	—	(2.82)	(0.45)	—	—
Total distributions	—	—	(2.82)	(0.45)	—	—
Net asset value, end of period	$32.86	$29.87	$21.50	$37.99	$39.82	$28.81
Total return[2]	9.91%	38.93%	(36.27)%	(3.48)%	38.22%	33.57%
Net assets, end of period (000s)	$3,246	$3,658	$3,254	$8,055	$8,195	$7,122
Ratios to average net assets:
Gross expenses[3]	2.07%[5]	2.38%	1.76%	1.47%	1.53%	1.76%
Net expenses[3]	2.06[4,5]	2.37[4]	1.76[4]	1.47[4]	1.53[4]	1.76[4]
Net investment loss	(0.69)[5]	(0.87)	(0.90)	(0.44)	(0.32)	(0.54)
Portfolio turnover rate	12%[6]	35%	40%	55%	64%	35%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence offee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
[4]
Effective April 30, 2020, the Advisor agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Prior to April 30, 2020, the limit was 1.55% and established at the class level (inclusive of 12b-1 and shareholder servicing fees).Interest expenses were 0.61% (annualized) for the period ended June 30, 2024,0.92%, 0.33%, 0.05%, 0.10% and 0.28% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively. Excluding interest, the net expense ratios were 1.45% (annualized) for the period ended June 30, 2024, 1.45%, 1.43%, 1.42%, 1.43% and 1.48% for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively (See Note 3).

[5]	Annualized.
[6]	Not annualized.
The accompanying notes are an integral part of these financial statements.

12

Patient Opportunity Trust
Notes to financial statements
1. Organization
Patient Opportunity Trust, formerly known as Miller Opportunity Trust and Opportunity Trust, (the “Fund”) is a separate diversified investment series of Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide long-term growth of capital.
The Fund is the successor to the Patient Opportunity Trust (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fee and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio, and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
2. Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)
Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. These investments are categorized as Level 1 of the fair value hierarchy. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Patient Capital Management, LLC (the “Advisor”) under procedures approved by the Board. The valuation for the investment fund are based on information reported by the investment fund and discounted for the reduced liquidity of the security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical investments. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Other inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

13

Patient Opportunity Trust
Notes to financial statements(Continued)
Level 3 –
Significant unobservable inputs, including the Advisor’s own assumptions in determining fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2024:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$1,512,240,085	$ —	$—	$1,512,240,085
Investment Fund	—	—	1,817,708	1,817,708
Warrant~	—	—	—	—
Total Investments	$1,512,240,085	$—	$1,817,708	$1,514,057,793

*	See Schedule of Investments for additional detailed categorizations.
~	No value. The warrant is valued using Black-Scholes model.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Investment Fund
Balance at December 31, 2023	$1,647,803
Change in unrealized appreciation (depreciation)	169,905[1]
Balance at June 30, 2024	$1,817,708
Change in unrealized appreciation (depreciation) for Level 3 securities held at June 30, 2024	$169,905

[1]
This amount is included in the net change in unrealized appreciation (depreciation) in affiliates in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments:

	Value at June 30, 2024	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Limited Partnership Interests	$1,817,708	NAV of Limited Partnership	Liquidity Discount	25%	Decrease

*
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b)
Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

14

Patient Opportunity Trust
Notes to financial statements(Continued)
(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(d)
Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f)
Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g)
Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30,2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
The Fund was notified in 2017 of a tax lien filed by the Internal Revenue Service related to a previous holding. No liability for the lien has been recorded as it is currently under appeal. If the appeal is unsuccessful, the Fund has also received indemnification from previous management for any tax, penalties, or interest related to the matter.
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

15

Patient Opportunity Trust
Notes to financial statements(Continued)
3. Investment management agreement and other related party transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund.
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $1.4 billion	0.750
Over $1.5 billion	0.600

Prior to January 1, 2024, the Predecessor Fund paid an investment management fee in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100.0 million	1.000%
Next $2.5 billion	0.750
Next $2.5 billion	0.700
Next $2.5 billion	0.675
Over $7.6 billlion	0.650

Effective April 30, 2020, the Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through April 30, 2025, so that such annual operating expenses will not exceed 0.88%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.93%.
Prior to April 30, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below. The Predecessor Fund did not have expense limitations.

Class A	Class C	Class FI	Class I	Class IS	Class R
1.20%	1.97%	1.26%	0.93%	0.83%	1.55%

During the period ended June 30, 2024, fees waived and/or expenses reimbursed amounted to $173,004.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS	Class R
Expires December 31, 2025	$41,332	$5,759	$592	$181,376	$ 71	$269
Expires December 31, 2026	85,691	9,711	1,087	170,830	71	499
Expires June 30, 2027	45,888	4,295	506	122,030	39	246
Total	$172,911	$19,765	$2,185	$474,236	$181	$1,014

16

Patient Opportunity Trust
Notes to financial statements(Continued)
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund’s custodian. For the period ended June 30, 2024, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$442,369
Transfer agent	$175,960
Custody	$53,050
Compliance	$9,282

At June 30, 2024, the Fund had payables due to Fund Services for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$106,903
Transfer agent	$73,289
Custody	$15,335
Compliance	$2,577

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.
The Independent Trustees were paid $8,200 for their services and reimbursement of travel expenses during for the period ended June 30, 2024. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
Quasar Distributors, LLC (“Quasar”), serves as the Fund’s distributor and principal underwriter.
There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, the Fund’s Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applied to those purchases of Class A shares in excess of $1,000,000 and the initial sales charge is waived.
For the period ended June 30, 2024, CDSCs for Class A shares totalled $57 and $1,322 for Class C shares.
4. Investments
For the period ended June 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$188,915,616
Sales	$362,578,698

5. Class specific expenses
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively.
The Fund also has arrangements with various parties to provide ongoing sub-transfer agent services for each share class. Service and/or distribution fees and sub-transfer agent fees are accrued daily and paid monthly or quarterly.

17

Patient Opportunity Trust
Notes to financial statements(Continued)
For the period ended June 30, 2024, class specific expenses were as follows:

	Distribution Fees	Shareholder Servicing Fees
Class A	$838,720	$203,036
Class C	327,414	27,021
Class FI	9,685	4,833
Class I	—	241,517
Class R	9,385	1,500
Total	1,185,204	477,907

6. Lines of Credit
The Fund may borrow for investment purposes, also known as “leveraging” from a $250,000,000 line of credit (“Leveraging Credit Agreement”) with the Bank of Nova Scotia. This Leveraging Credit Agreement renews daily for a 180-day term unless notice to the contrary is given to the Fund. Leverage is the ability to earn a return on a capital base that is larger than the Fund’s net assets. Use of leverage can magnify the effects of changes in the value of the Fund’s investments and makes such investments more volatile. Leveraging could cause investors to lose more money in adverse environments. The Fund pays a monthly commitment fee at an annual rate of 0.10% on the unutilized portion of the Leveraging Credit Agreement. However, the commitment fee will be waived when 50% of the line of credit is drawn. The interest on the borrowings under this Leveraging Credit Agreement is calculated at variable rates based on the prevailing SOFR rate plus a spread. To the extent of the borrowing outstanding, the Fund is required to maintain collateral in a special custody account at the Fund’s custodian on behalf of the Bank of Nova Scotia. The Fund’s Leveraging Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Leveraging Credit Agreement may be subject to early termination under certain events and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement.
The Fund also has access to a $65 million line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly.

	Bank of Nova Scotia	U.S. Bank
Maximum available credit	$250,000,000	$65,000,000
Largest amount outstanding on an individual day	183,000,000	6,340,000
Average daily loan outstanding	135,461,538	1,354,492
Interest expense	4,240,230	19,508
Loan outstanding as of June 30,2024	80,000,000	—
Average Interest rate	6.19%	8.50%

7. Shares of beneficial interest
At June 30, 2024, the Fund had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

18

Patient Opportunity Trust
Notes to financial statements(Continued)
Transactions in shares of each class were as follows:

	Period Ended June 30, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold*	405,200	$12,454,163	23,561,790	$566,364,999
Shares repurchased	(1,230,783)	(38,985,293)	(25,669,399)	(619,667,204)
Net increase (decrease)	(825,583)	$(26,531,130)	(2,107,609)	$(53,302,205)
Class C
Shares sold	79,756	$2,228,958	3,472,189	$74,947,144
Shares repurchased*	(551,196)	(15,163,687)	(4,507,989)	(98,476,913)
Net decrease	(471,440)	$(12,934,729)	(1,035,800)	$(23,529,769)
Class FI
Shares sold	5,771	$187,602	311,774	$7,799,533
Shares repurchased	(38,089)	(1,247,900)	(370,108)	(9,352,973)
Net decrease	(32,318)	$(1,060,298)	(58,334)	(1,553,440)
Class I
Shares sold	691,835	$24,579,381	23,518,789	$628,907,068
Shares repurchased	(1,723,667)	(60,707,804)	(26,534,489)	(713,635,116)
Net decrease	(1,031,832)	$(36,128,423)	(3,015,700)	$(84,728,048)
Class IS
Shares sold	91	$3,320	48,912	$1,264,272
Shares repurchased	(660)	(22,901)	(79,630)	(2,018,214)
Net increase (decrease)	(569)	$(19,581)	(30,718)	$(753,942)
Class R
Shares sold	3,203	$103,483	156,233	$3,722,853
Shares repurchased	(26,923)	(875,268)	(185,096)	(4,487,570)
Net decrease	(23,720)	$(771,785)	(28,863)	$(764,717)
Total decrease	(2,385,461)	$(77,445,945)	(6,277,024)	$(164,632,121)

*
236,637 Class C shares converted into 212,044 Class A shares, amounting to $5,651,794, for the period ended June 30, 2024. 46,201 Class C shares converted into 42,189 Class A shares, amounting to $1,389,845, during the year ended December 31, 2023. Class C shares of the Fund automatically convert to Class A shares after they have been held for 8 years.

19

Patient Opportunity Trust
Notes to financial statements(Continued)
8. Transactions with affiliated companies
An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities or partnership interests at any time during the period. The following transactions were effected in shares of such companies for the period ended June 30, 2024:

	Pangaea One, LP	Canada Goose Holdings Inc.	Precigen Inc.	S4 Capital Plc	Total
Value at December 31, 2023	$1,647,803	$35,550,000	$17,420,000	$17,697,220	$72,315,023
Purchases	—	2,446,940	2,199,586	2,483,690	7,130,216
Sales/Partnership Distributions	—	(2,475,318)	—	—	(2,475,318)
Change in Unrealized Gain (Loss)	169,905	4,115,842	3,290,076	(4,177,472)	3,398,351
Realized Gain (Loss) on Sales/ Distributions	—	(847,464)	—	—	(847,464)
Value at June 30, 2024	$1,817,708	$38,790,000	$22,909,662	$16,003,438	$79,520,808

9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Cost	Value at June 30, 2024	Percent of Net Assets	Open Commitments
Pangaea One, LP1	$27,415,330	$1,817,708	0.1%	$729,365[2]
Alaunos Therapeutics, Inc.(Warrant)[3]	$1,177,758	$—	0.0%	N/A

[1]	Acquisition dates were 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, 8/11, 10/11, 1/12, 4/12, 5/12, 6/12, 8/12, 12/12, 5/13, 6/13, 9/13, 3/14, 8/14 and 10/14.
[2]	This security is in liquidation. Management does not expect to have a capital expenditure related to this commitment in the future.
[3]	Acquisition date was 7/19.
10. Income tax information and distributions to shareholders
The fund made no distributions during year ended December 31, 2023 or period ended June 30, 2024.
At December 31, 2023, the components of accumulated earnings for income tax purposes were as follows:

Tax cost of investments	$1,381,148,919
Unrealized appreciation	383,563,923
Unrealized depreciation	(206,369,132)
Net unrealized appreciation	$177,194,791
Undistributed Ordinary Income	2,489,318
Capital loss carryforwards	(229,990,052)
Other accumulated gain/(loss)(a)	(15,646,423)
Total accumulated loss	$(65,952,366)

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

20

Patient Opportunity Trust
Notes to financial statements(Continued)
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2024, the following reclassifications have been made:

Total Accumulated Loss(a)	Paid In Capital(a)
$(6,507,501)	$6,507,501

(a)	Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2023, the Fund had no late-year or post-October losses.
At December 31, 2023, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(229,990,052)	$ —	$(229,990,052)

11. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2024, Morgan Stanley Smith Barney held approximately 41%, in aggregate for the benefit of others, of the outstanding shares of the Fund.
12. Subsequent Events
Management has evaluated events and transactions that occurred subsequent to June 30, 2024, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

21

Patient Opportunity Trust
Additional information
June 30, 2024 (Unaudited)
Proxy Voting Policies and Procedures
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

22

Investment Advisor
Patient Capital Management, LLC
One South Street
Suite 2550
Baltimore, MD 21202
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	09/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	09/06/2024